Financial Risk Management Objectives and Policies - Summary of Liquidity Risk (Detail) - Liquidity risk [Member] - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statements [Line Items]
Financial assets held for managing liquidity risk	€ 604,452	€ 425,895
Cash and cash equivalents [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	236,748	218,472
Short-Term Deposits [Member]
Statements [Line Items]
Financial assets held for managing liquidity risk	€ 367,704	€ 207,423